Trade and other receivables (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Trade and other receivables
Trade receivables	$ 424,686	$ 19,437
Sales taxes receivable	52,518	77,289
Other receivables	5,980	6,050
Total trade and other current receivables	483,184	102,776	$ 406,971
Past Due But Not Impaired
Trade and other receivables
Trade receivables	$ 424,686	$ 19,437